Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$49,285,787.55	0.2415970	$24,114,596.71	0.1182088	$25,171,190.84
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$845,285,787.55	0.8452858	$820,114,596.71	0.8201146	$25,171,190.84

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	55.11		54.18
Pool Receivables Balance	$906,932,360.96		$880,280,561.95
Remaining Number of Receivables	54,928		54,232

Adjusted Pool Balance	$865,488,146.96		$840,316,956.11

III. COLLECTIONS

Principal:
Principal Collections	$25,718,503.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$612,945.79
Total Principal Collections	$26,331,448.84

Interest:
Interest Collections	$3,371,301.30
Late Fees & Other Charges	$36,512.42
Interest on Repurchase Principal	$-
Total Interest Collections	$3,407,813.72

Collection Account Interest	$3,035.40
Reserve Account Interest	$615.53
Servicer Advances	$-

Total Collections	$29,742,913.49

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$29,742,913.49
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$34,793,503.34
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$755,776.97		$755,776.97	$755,776.97
Collection Account Interest					$3,035.40
Late Fees & Other Charges					$36,512.42
Total due to Servicer					$795,324.79

2. Class A Noteholders Interest:
Class A-1 Notes		$9,857.32		$9,857.32
Class A-2 Notes		$153,891.67		$153,891.67
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$555,134.41		$555,134.41	$555,134.41

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$28,167,973.37

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,171,190.84

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,171,190.84
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,171,190.84		$25,171,190.84
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,171,190.84		$25,171,190.84

10. Available Amounts Remaining to Reserve Account					2,996,782.53

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,996,782.53

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$41,444,214.00
Beginning Period Amount	$41,444,214.00
Current Period Amortization	$1,480,608.17
Ending Period Required Amount	$39,963,605.84
Ending Period Amount	$39,963,605.84
Next Distribution Date Amount	$38,508,902.23

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$2,996,782.53
Current Period Release to Depositor	$2,996,782.53
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	2.33%	2.40%	2.40%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.92%	53,646	98.91%	$870,652,567.66
30 - 60 Days	0.89%	482	0.90%	$7,929,387.48
61 - 90 Days	0.16%	85	0.16%	$1,400,034.53
91 + Days	0.04%	19	0.03%	$298,572.28
		54,232		$880,280,561.95
Total
Delinquent Receivables 61 + days past due	0.19%	104	0.19%	$1,698,606.81
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	107	0.19%	$1,764,296.81
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	96	0.18%	$1,661,718.63
Three-Month Average Delinquency Ratio	0.19%		0.19%

Repossession in Current Period		40		$675,402.02
Repossession Inventory		53		$480,873.81

Charge-Offs
Gross Principal of Charge-Off for Current Period				$933,295.96
Recoveries				$(612,945.79)
Net Charge-offs for Current Period				$320,350.17

Beginning Pool Balance for Current Period				$906,932,360.96

Net Loss Ratio				0.42%
Net Loss Ratio for 1st Preceding Collection Period				0.39%
Net Loss Ratio for 2nd Preceding Collection Period				0.71%
Three-Month Average Net Loss Ratio for Current Period				0.51%

Cumulative Net Losses for All Periods				$1,453,714.74
Cumulative Net Losses as a % of Initial Pool Balance				0.14%

Principal Balance of Extensions				$3,230,760.35
Number of Extensions				165

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